DERIVATIVES. (Details) - Non Designated Derivative Instruments [Member] - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash Collateral Balance [Member]
Derivative assets	$ 2,400	$ 8,479	$ 3,813
Commodity Contracts [Member]
Derivative assets	2,790	1,765	998
Derivative liabilities	$ 3,619	$ 6,309	$ 2,307